Consolidated Statements of Profit or Loss and Other Comprehensive Loss	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares	Dec. 31, 2020 SGD ($) $ / shares shares
Profit or loss [abstract]
Revenues
Other operating income	362,111	485,374	154,610	127,456
Other (losses)/gains - net	(833,051)	(1,116,622)	3,185	(573,856)
Research and development expenses	(1,136,053)	(1,522,765)	(1,090,623)	(1,038,091)
Depreciation of property plant and equipment	(81,503)	(109,246)	(98,721)	(86,124)
Amortization of intangible assets	(1,865)	(2,500)	(2,512)	(507)
Employee benefits expenses	(157,160)	(210,657)	(168,802)	(130,991)
Finance expenses	(93,386)	(125,175)	(117,696)	(105,519)
Other expenses	(369,050)	(494,675)	(518,766)	(127,994)
Share of result of associate	(25,027)	(33,546)	(212,578)
Loss before income tax	(2,334,984)	(3,129,812)	(2,051,903)	(1,935,626)
Income tax expense	(1,224)	(1,640)
Total	(2,336,208)	(3,131,452)	(2,051,903)	(1,935,626)
Other comprehensive loss:
Foreign currency translation loss	(71,996)	(96,504)	(22,628)	(6,616)
Total	(2,408,204)	(3,227,956)	(2,074,531)	(1,942,242)
Loss attributable to:
Equity holders of the company	(2,336,027)	(3,131,209)	(2,051,650)	(1,935,440)
Non- controlling interests	(181)	(243)	(253)	(186)
Total comprehensive loss attributable to:
Equity holders of the company	(2,408,023)	(3,227,713)	(2,074,278)	(1,942,056)
Non controlling interests	$ (181)	$ (243)	$ (253)	$ (186)
Loss per share attributable to equity holders of the Company:
Basic and diluted | (per share)	$ (0.30)	$ (0.40)	$ (0.30)	$ (0.33)
Weighted average number of ordinary shares used in computing net income per share
Basic and diluted	7,915,101	7,915,101	6,934,824	5,897,651